UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-05339

CONCORDE FUNDS, INC.

(Exact name of registrant as specified in charter)

5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Address of principal executive offices) (Zip code)

Gary B. Wood, 5430 LBJ Freeway, Suite 1500, Dallas, TX 75240-2675

(Name and address of agent for service)

Registrant’s telephone number, including area code: (972) 404-1500

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1.	Reports to Stockholders.

May 15, 2004

Dear Shareholders,

      We are pleased to present the Concorde Funds, Inc. Semi-Annual Report for the period October 1, 2003 through March 31, 2004.

Concorde Value Fund

       The Concorde Value Fund (“Value Fund”) produced a 14.67% total return for the first half of fiscal year 2004. Results for the Value Fund and other market indices are as follows:

Concorde Value Fund	14.67%
S&P 500	14.07%
Russell 1000 Value	17.52%
Russell 2000	21.50%
Wilshire 4500	20.19%

      The performance for this period was very competitive and reflects the current emphasis on medium to larger capitalization companies. The indices that are more representative of the small to medium cap companies, such as the Russell 2000 and Wilshire 4500, continue to display the recent out-performance by those segments of the markets. The Value Fund continued to maintain a defensive position during the period and the above returns were generated even with an average cash position of over 15%.

      The outstanding gains for the prior six months were generated as a result of a relatively balanced mix of gains across most sectors and individual holdings. Sectors with the largest gains include consumer staples, energy and natural resources, finance and insurance, and health. Moderate gains were contributed by the real estate, retail trade, services and technology groups. The only sector with a loss for the fiscal first half was entertainment. Our single holding, Comcast Class A, had a moderate loss when the stock dropped as a result of an unsolicited bid for the Walt Disney Company and consolidation of strong gains over the past twelve months. We continue to hold our full position of Comcast.

      All three of our consumer staples holdings — Altria Group, Playtex Products and Supervalu — participated in the strong market performance. Playtex and Altria both reported encouraging earnings reports after relatively weak results over the past two years. Supervalu continued to display good growth and strong operating results. ConocoPhillips, Devon Energy and Weatherford International each had strong stock and corporate performance as industry pricing and activity remains firm. We sold the balance of our ConocoPhillips position subsequent to March 31 as price targets were reached.

      Delphi Financial, Lehman Brothers Holdings and MBIA, the Value Fund’s finance and insurance holdings, all had positive stock performance to go along with generally constructive corporate results. Small reductions in the Delphi and MBIA positions were taken to maintain proper portfolio allocations.

      The health sector contained mixed individual stock results although contributing positive group performance. Merck and Tenet Healthcare stocks both dropped as these companies struggled with growth and profitability issues. Tenet also continues to deal with regulatory questions and long term corporate strategy alternatives. Conmed stock rose strongly as corporate results were good and small cap stocks attracted investor attention. U.S. Oncology jumped as a private equity firm made an offer to purchase the company in an all cash offer. It appears that this transaction will likely be completed.

      Among holdings in the remaining sectors, only Lockheed Martin, a long time holding, produced a negative return for the period as concerns over the economic viability of some long term programs began to grow. Individual stocks in these sectors which contributed unusually large gains include Tyco International, Office Depot, and American Power Conversion. We sold our entire American Power position as we deemed the stock to be fully valued and trimmed back Office Depot as the stock rose on improved results. We continue to hold our full Tyco position as earnings results continue to improve significantly and our valuation target is still above the current stock price.

      In conclusion, we are encouraged that our diversified, value oriented management process continues to produce good investment total returns in varied market climates and we will continue to manage the Value Fund with a commitment to produce competitive risk adjusted returns over the long term.

Best regards,
-s- GARY D. WOOD
Gary B. Wood, Ph.D.
President

CONCORDE VALUE FUND

SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2004

	Shares or		Percent of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS
CONGLOMERATES
Tyco International Ltd.	26,030	$745,760	5.02%

CONSUMER DURABLES
Louisiana Pacific	7,000	180,600	1.22

CONSUMER STAPLES
Altria Group, Inc.	8,200	446,490	3.01
Playtex Products, Inc.(a)	40,000	276,400	1.86
SUPERVALU INC	20,000	610,800	4.12

		1,333,690	8.99

ENERGY AND NATURAL RESOURCES
CH Energy Group	6,000	294,540	1.98
Devon Energy Corporation(c)	9,000	523,350	3.53
Weatherford International, Inc.(a)	7,000	294,210	1.98

		1,112,100	7.49

ENTERTAINMENT
Comcast Corp. Class A Special(a)(b)	18,000	501,840	3.38

FINANCE AND INSURANCE
Delphi Financial Group, Inc.	11,622	488,356	3.29
Lehman Brothers Holdings Inc.	10,600	878,422	5.92
MBIA Inc.	9,000	564,300	3.80

		1,931,078	13.01

HEALTH
Conmed(a)	20,000	590,800	3.98
Johnson & Johnson	13,500	684,720	4.61
Tenet Healthcare Corp.(a)	30,000	334,800	2.26
US Oncology, Inc.(a)	46,000	679,880	4.58

		2,290,200	15.43

INDUSTRIAL CYCLICALS
Illinois Tool Works	4,200	332,766	2.24
Lockheed Martin Corporation	12,500	570,500	3.84

		903,266	6.09

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES (continued)
March 31, 2004

	Shares or		Percent of
	Principal		Net
	Amount	Value	Assets

REAL ESTATE
First Industrial Realty Trust, Inc.	5,000	197,500	1.33

RETAIL TRADE
IHOP Corporation	16,000	551,040	3.71
Office Depot(a)	15,000	282,300	1.90
Sonic Automotive, Inc.	24,300	608,715	4.10

		1,442,055	9.72

SERVICES
Oracle Corporation(a)	40,000	480,400	3.24
Waste Management, Inc.	22,000	663,960	4.47

		1,144,360	7.71

TECHNOLOGY
Intel Corporation	14,500	394,400	2.66

TOTAL COMMON STOCKS (cost $7,688,780)		12,176,849	82.04

SHORT TERM DEMAND NOTES
American Family Financial Services, .6908%	778,495	778,495	5.25
Wisconsin Corporate Central Credit Union, .7600%	790,508	790,508	5.33
U.S. Bank Demand Note, .8400%	1,187,948	1,187,948	8.00

TOTAL SHORT TERM DEMAND NOTES (cost $2,756,951)		2,756,951	18.58

CERTIFICATE OF DEPOSIT
U.S. Bank CD, .9%, due 9-30-2004 (cost $2,738)	2,738	2,738	0.02

TOTAL INVESTMENTS IN SECURITIES (cost $10,448,469)		$14,936,538	100.63%

Notes:

(a)	Presently non-income producing

(b)	10,000 shares subject to option

(c)	6,000 shares subject to option

CONCORDE VALUE FUND

SCHEDULE OF COVERED CALL OPTIONS WRITTEN
March 31, 2004

	Shares Subject
	to Call	Value

SECURITY/ EXPIRATION DATE/ EXERCISE PRICE
Comcast Corp./ April/30	10,000	$500
Devon Energy Corp./ April/50	6,000	48,000

TOTAL (premiums received $44,248)		$48,500

CONCORDE VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES

	March 31,	September 30,
	2004	2003

	(Unaudited)
ASSETS
Investments in securities, at value (cost $10,448,469 and $9,910,242, respectively)	$14,936,538	$13,087,930
Receivables
Dividends	17,514	19,251
Interest	1,674	1,241
Other assets	16,034	3,354

TOTAL ASSETS	14,971,760	13,111,776

LIABILITIES
Covered call options written, at value (premiums received $44,248 and $58,622, respectively)	48,500	65,800
Payable for securities purchased	60,510	—
Investment advisory fee payable	11,218	9,907
Accrued expenses	8,708	15,243

TOTAL LIABILITIES	128,936	90,950

NET ASSETS
Equivalent to $15.89 and $14.07 per share on 933,845 and 925,638 shares of capital stock outstanding, respectively	$14,842,823	$13,020,826

CONCORDE VALUE FUND

STATEMENTS OF OPERATIONS

	October 1,
	2003
	through	Year Ended
	March 31,	September 30,
	2004	2003

	(Unaudited)
INVESTMENT INCOME
Investment income
Dividends	$84,333	$162,145
Interest	8,219	12,302
Other	17,542	—

Total investment income	110,094	174,447

EXPENSES
Investment advisory fee	64,255	111,511
Custodian fees	2,793	5,880
Printing, postage and delivery	7,542	16,950
Accounting fees	11,534	23,593
Transfer agent fees	7,521	16,134
Legal fees	6,028	46,078
Registration fees	1,237	2,248
Audit fees	8,240	16,416
Other expenses	4,042	6,824

Total expenses	113,192	245,634

NET INVESTMENT LOSS	(3,098)	(71,187)

REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS IN SECURITIES AND REALIZED LOSS AND UNREALIZED DEPRECIATION ON COVERED CALL OPTIONS WRITTEN
Net realized gain on investments in securities	650,643	263,257
Net realized loss on covered call options written	(38,888)	(43,468)
Net change in unrealized appreciation of investments in securities	1,310,374	1,389,085
Net change in unrealized depreciation of covered call options written	2,926	(56,779)

NET GAIN ON INVESTMENTS	1,925,055	1,552,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,921,957	$1,480,908

CONCORDE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	October 1,
	2003
	through	Year Ended
	March 31,	September 30,
	2004	2003

	(Unaudited)
CHANGE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(3,098)	$(71,187)
Net realized gain on investments	611,755	219,789
Net change in unrealized appreciation of investments	1,313,300	1,332,306

Net increase in net assets resulting from operations	1,921,957	1,480,908
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment income	—	(36,484)
Net realized gains on investments	(214,432)	(264,512)
CAPITAL SHARE TRANSACTIONS — NET	114,472	157,464

Total increase in net assets	1,821,997	1,337,376
NET ASSETS
Beginning of period	13,020,826	11,683,450

End of period (including undistributed net investment loss of ($71,586) and ($68,488), respectively)	$14,842,823	$13,020,826

CONCORDE VALUE FUND

FINANCIAL HIGHLIGHTS

	6 Months
	Ended	Year Ended September 30,
	March 31,
	2004(1)	2003	2002	2001	2000	1999

	(Unaudited)
PER SHARE DATA(2):
Net asset value, beginning of period	$14.07	$12.79	$15.87	$17.95	$15.50	$15.36

Income from investment operations:
Net investment income	—	(0.08)	0.04	0.06	0.03	0.02
Net realized and unrealized gain (loss) on investments in securities	2.05	1.69	(1.79)	(1.22)	2.93	2.64

Total income (loss) from investment operations	2.05	1.61	(1.75)	(1.16)	2.96	2.66

Less distributions:
Distributions from net investment income	—	(0.04)	(0.03)	(0.06)	(0.02)	—
Distributions from net realized gains	(0.23)	(0.29)	(1.30)	(0.86)	(0.49)	(2.52)

Total from distributions	(0.23)	(0.33)	(1.33)	(0.92)	(0.51)	(2.52)

Net asset value, end of period	$15.89	$14.07	$12.79	$15.87	$17.95	$15.50

TOTAL RETURN	14.67%	12.77%	(12.75% )	(6.68% )	19.71%	18.38%

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$14,843	$13,021	$11,683	$13,690	$15,813	$15,487
Ratio of expenses to average net assets	1.58%	1.98%	1.44%	1.50%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets	(0.04% )	(0.57% )	0.25%	0.34%	0.20%	0.11%
Portfolio turnover rate	12.14%	19.83%	40.94%	34.60%	34.08%	25.87%

(1)	Other than the ratios of expenses and net investment income (loss) to average net assets, financial highlights have not been annualized.
(2)	Per share information has been calculated using the average number of shares outstanding.

CONCORDE VALUE FUND

NOTES TO FINANCIAL STATEMENTS

Note 1 —	Nature of Business and Significant Accounting Policies

NATURE OF BUSINESS:

      Concorde Value Fund (the “Fund”) is a separate series of shares of common stock of Concorde Funds, Inc. (the “Company”). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund’s Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital. The Company may designate one or more series of common stock. The Company may designate one or more series of common stock. The Company presently has no series other than the Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the quoted amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Securities

      Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last reported sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which is equivalent to value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

Security Transactions and Investment Income

      Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Option Writing

      When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Company treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes

      The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

      Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At March 31, 2004, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Distributions to Shareholders

      Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 2 —	Covered Call Options Written

      As of March 31, 2004 and September 30, 2003, investment securities valued at $627,700 and $241,780, respectively, were held by the custodian in connection with covered call options written by the Fund. Transactions in covered call options written for the period October 1, 2003 to March 31, 2004 and for the year ended September 30, 2003 were as follows:

	Number of	Premiums
	Contracts	Received

Contracts at September 30, 2002	195	$290,501
Written	932	826,696
Expired	—	—
Exercised	(185)	(134,403)
Closed	(907)	(923,172)

Contracts at September 30, 2003	35	58,622
Written	655	314,636
Expired	—	—
Exercised	(100)	(58,499)
Closed	(430)	(270,511)

Contracts at March 31, 2004	160	$44,248

Note 3 —	Distribution to Shareholders

      Distributions totaling $.23 and $.33 per share aggregating $214,432 and $300,996 from net investment income and net realized gains from investment transactions were paid on December 18, 2003 and December 19, 2002 and to shareholders of record on December 16, 2003 and December 19, 2002, respectively.

      At March 31, 2004 and September 30, 2003, the Fund had undistributed net realized gains of $608,350 and $211,027, respectively. None of the undistributed net realized gain at September 30, 2003 was short term.

Note 4 —	Capital Share Transactions

      As of March 31, 2004, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund’s series and the remaining balance is unallocated for future use. As of March 31, 2004 and September 30, 2003, capital paid-in aggregated $9,822,249 and $9,707,777, respectively. Transactions in shares of capital stock for the period October 1, 2003 through March 31, 2004 and the year ended September 30, 2003 were as follows:

	Six Months Ended		Year Ended
	March 31, 2004		September 30, 2003

	Shares	Amount	Shares	Amount

Shares sold	8,115	$121,133	14,028	$190,726
Shares issued in reinvestment of dividends	14,286	214,427	22,942	300,996

	22,401	335,560	36,970	491,722
Shares redeemed	14,194	221,088	24,638	334,258

Net increase	8,207	$114,472	12,332	$157,464

Note 5 —	Investment Transactions

      Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $1,470,746 and $2,478,806, respectively, for common stock, for the period October 1, 2003 through March 31, 2004 and aggregated $2,219,953 and $2,997,831, respectively, for common stock for the year ended September 30, 2003; costs of purchases and proceeds from sales of U.S. government obligations aggregated $0 and $0, respectively, for the period October 1, 2003 through March 31, 2004 and aggregated $0 and $0, respectively, for the year ended September 30, 2003. As of March 31, 2004 and September 30, 2003, respectively, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

Unrealized appreciation	$4,703,812	$3,467,988
Unrealized depreciation	(219,995)	(297,478)

Net unrealized appreciation	$4,483,817	$3,170,510

Note 6 —	Investment Advisory Fees and Other Transactions with Affiliates

      The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Advisor) to act as the Fund’s investment advisor. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund’s investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 0.9% of the Fund’s average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $64,255 for the period October 1, 2003 through March 31, 2004 and $111,511 for the year ended September 30, 2003, of which $11,218 and $9,907 was payable at March 31, 2004 and September 30, 2003, respectively.

      Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor.

PRIVACY POLICY

       We collect the following nonpublic personal information about you:

•	Information we receive from you or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

      We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

INVESTMENT ADVISOR
  Concorde Investment Management
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS

Gary B. Wood, Ph.D.
President and Treasurer
John A. Stetter
Secretary

DIRECTORS

John R. Bradford, Ph.D.
John H. Wilson
Gary B. Wood, Ph.D.

CUSTODIAN

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, Wisconsin 53202

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT
  U.S. Bancorp Mutual Fund Services, LLC
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

LEGAL COUNSEL

  Foley & Lardner
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE

  (972) 404-1500
  (Fund information)

  (800) 294-1699

  (Shareholder account information)

A FAMILY OF NO-LOAD

MUTUAL FUNDS

SEMI-ANNUAL REPORT

Dated March 31, 2004

Item 2. Code of Ethics. Not required for semi-annual report

Item 3. Audit Committee Financial Expert. Not required for semi-annual report

Item 4. Principal Accountant Fees and Services. Not required for semi-annual report

Item 5. Audit Committee of Listed Registrants. Not applicable

Item 6. Schedule of Investments. All investments in securities are included as a part of the report filed under Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable

Item 9. Submission of Matters to a Vote of Security Holders. None

Item 10. Controls and Procedures.

(a)	The disclosure controls and procedures of Concorde Funds, Inc. (the “Fund”) are periodically evaluated. As of March 31, 2004, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)	Since, March 31, 2004, there have been no significant changes in the Fund’s internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

Item 11. Exhibits.

(a)	Not required for semi-annual report

(b)	CERTIFICATIONS – EX-99.CERT

(c)	CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT – EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CONCORDE FUNDS, INC.

By:	/s/ Gary B. Wood

Gary B. Wood, President

Date	May 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary B. Wood

Gary B. Wood, Principal Executive Officer

Date	May 10, 2004

By:	/s/ Gary B. Wood

Gary B. Wood, Principal Executive Officer

Date	May 10, 2004

* Print the name and title of each signing officer under his or her signature.